INVENTORIES	12 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES

ACCOUNTING POLICIES
Gold in process is stated at the lower of cost and net realisable value. Costs are assigned to gold in process on a weighted average cost basis. Costs comprise all costs incurred to the stage immediately prior to smelting, including costs of extraction and processing as they are reliably measurable at that point. Gold Bullion and ore stock piles is stated at the lower of cost and net realisable value. Selling and general administration costs are excluded from inventory valuation.
Consumable stores are stated at cost less allowances for obsolescence. Cost of consumable stores and stockpile material is based on the weighted average cost principle and includes expenditure incurred in acquiring inventories and bringing them to their existing location and condition.
Net realisable value is the estimated selling price in the ordinary course of business, less the estimated cost of completion and selling expenses.

Amounts in R million	2025	2024

Consumable stores	285.1	250.7
Ore stockpiles	33.9	23.8
Gold in process	65.8	79.9
Finished inventories - Gold Bullion	137.8	105.6
Total inventories	522.6	460.0